Income Taxes (Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 3,941,000	$ 4,321,000
Expiry date	2020 to 2023	2019 to 2022
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 60,395,000	$ 54,963,000
Expiry date	2027 to 2039	2027 to 2038
Provision for site reclamation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 965,000	$ 1,004,000
Expiry date	No Expiry	No Expiry
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 404,000	$ 159,000
Expiry date	No Expiry	No Expiry
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 506,000	$ 332,000
Expiry date	No Expiry	No Expiry
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 17,777,000	$ 27,259,000
Expiry date	No Expiry	No Expiry